Vanguard PRIMECAP Core Fund

Schedule of Investments (unaudited)
As of June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (96.7%)
Communication Services (5.1%)
*	Alphabet Inc. Class A	167,230	181,076
*	Alphabet Inc. Class C	154,122	166,592
	Walt Disney Co.	400,000	55,856
*	Sprint Corp.	7,975,000	52,396
	Activision Blizzard Inc.	725,000	34,220
*	Electronic Arts Inc.	165,000	16,708
	Comcast Corp. Class A	250,000	10,570
*	Charter Communications Inc. Class A	24,300	9,603
	CBS Corp. Class B	150,000	7,485
*	T-Mobile US Inc.	69,000	5,116
	Entercom Communications Corp. Class A	550,000	3,190
*	Altice USA Inc. Class A	127,432	3,103
			545,915
Consumer Discretionary (12.5%)
	Sony Corp. ADR	3,299,000	172,835
*	CarMax Inc.	1,944,300	168,824
	Whirlpool Corp.	1,082,274	154,072
	Ross Stores Inc.	1,100,300	109,062
	Royal Caribbean Cruises Ltd.	894,000	108,362
	TJX Cos. Inc.	1,860,000	98,357
*	Alibaba Group Holding Ltd. ADR	542,430	91,915
	Carnival Corp.	1,866,000	86,862
*,^ Mattel Inc.		6,467,471	72,500
*	Amazon.com Inc.	30,593	57,932
*	Altaba Inc.	691,600	47,976
	L Brands Inc.	1,589,700	41,491
	eBay Inc.	805,400	31,813
	Marriott International Inc. Class A	189,000	26,515
	VF Corp.	300,000	26,205
	Newell Brands Inc.	1,285,000	19,815
	MGM Resorts International	285,000	8,142
*	Norwegian Cruise Line Holdings Ltd.	130,000	6,972
	Restaurant Brands International Inc.	88,200	6,133
*	Capri Holdings Ltd.	87,700	3,041
	Tiffany & Co.	19,300	1,807
*	Tempur Sealy International Inc.	22,000	1,614
	McDonald's Corp.	7,400	1,537
*	Kontoor Brands Inc.	42,857	1,201
*	Burlington Stores Inc.	4,000	681
	Las Vegas Sands Corp.	9,000	532
*	AutoZone Inc.	455	500
			1,346,696
Consumer Staples (0.2%)
	Tyson Foods Inc. Class A	231,500	18,692
*	BJ's Wholesale Club Holdings Inc.	40,000	1,056
	Altria Group Inc.	12,824	607
	Constellation Brands Inc. Class A	2,900	571

Philip Morris International Inc.	2,900	228
		21,154
Energy (1.3%)
Pioneer Natural Resources Co.	519,123	79,872
Cabot Oil & Gas Corp.	625,150	14,353
Hess Corp.	203,000	12,905
* Transocean Ltd.	1,321,800	8,473
* Southwestern Energy Co.	2,400,000	7,584
EOG Resources Inc.	62,600	5,832
National Oilwell Varco Inc.	150,000	3,334
Cameco Corp.	135,100	1,450
Noble Energy Inc.	50,000	1,120
TechnipFMC plc	31,600	820
		135,743
Financials (10.5%)
JPMorgan Chase & Co.	3,399,866	380,105
Wells Fargo & Co.	3,890,490	184,098
Discover Financial Services	1,811,981	140,592
Charles Schwab Corp.	2,458,734	98,816
Northern Trust Corp.	1,075,250	96,772
Bank of America Corp.	2,472,759	71,710
Marsh & McLennan Cos. Inc.	481,812	48,061
US Bancorp	773,300	40,521
Raymond James Financial Inc.	428,800	36,255
CME Group Inc.	79,850	15,500
Progressive Corp.	191,000	15,267
Comerica Inc.	35,000	2,542
		1,130,239
Health Care (22.8%)
Eli Lilly & Co.	3,172,741	351,508
Amgen Inc.	1,704,600	314,124
AstraZeneca plc ADR	6,860,100	283,185
Novartis AG ADR	2,278,600	208,059
* Biogen Inc.	827,650	193,562
Thermo Fisher Scientific Inc.	544,700	159,967
* Elanco Animal Health Inc.	4,488,761	151,720
* Boston Scientific Corp.	3,487,500	149,893
Roche Holding AG	466,100	131,062
Abbott Laboratories	927,700	78,020
Bristol-Myers Squibb Co.	1,663,800	75,453
1 Siemens Healthineers AG	1,266,200	53,355
CVS Health Corp.	969,277	52,816
* Illumina Inc.	138,000	50,805
Medtronic plc	461,500	44,945
Merck & Co. Inc.	375,000	31,444
* Alcon Inc.	452,180	28,058
Agilent Technologies Inc.	360,200	26,896
Zimmer Biomet Holdings Inc.	214,400	25,243
Sanofi ADR	539,000	23,323
* Waters Corp.	62,600	13,474
Stryker Corp.	45,500	9,354
Cerner Corp.	10,000	733
		2,456,999
Industrials (19.1%)
Southwest Airlines Co.	8,721,525	442,879
Siemens AG	1,740,168	207,176

	Airbus SE	1,315,550	186,179
*	United Continental Holdings Inc.	2,069,800	181,211
	FedEx Corp.	933,900	153,337
	American Airlines Group Inc.	4,158,800	135,618
*	AECOM	2,780,600	105,246
	Jacobs Engineering Group Inc.	1,084,855	91,551
	Caterpillar Inc.	655,300	89,311
	Delta Air Lines Inc.	1,495,900	84,892
	United Parcel Service Inc. Class B	742,700	76,699
	Boeing Co.	174,600	63,556
	Deere & Co.	239,500	39,688
	General Dynamics Corp.	196,400	35,709
	Union Pacific Corp.	206,100	34,854
*	TransDigm Group Inc.	71,200	34,447
	Textron Inc.	618,000	32,779
	Honeywell International Inc.	150,000	26,188
	IDEX Corp.	75,000	12,910
	Pentair plc	270,000	10,044
	Acuity Brands Inc.	50,000	6,896
	nVent Electric plc	200,000	4,958
	Rockwell Automation Inc.	26,500	4,341
	Owens Corning	30,000	1,746
*	Herc Holdings Inc.	33,999	1,558
	Ritchie Bros Auctioneers Inc.	2,400	80
			2,063,853
Information Technology (23.8%)
	Texas Instruments Inc.	2,937,100	337,062
	Microsoft Corp.	2,178,700	291,859
	QUALCOMM Inc.	1,889,180	143,710
	NetApp Inc.	2,275,900	140,423
	HP Inc.	6,558,367	136,348
	Hewlett Packard Enterprise Co.	8,838,367	132,134
	KLA-Tencor Corp.	1,098,900	129,890
	Cisco Systems Inc.	2,151,700	117,762
	Intel Corp.	2,334,100	111,733
	Telefonaktiebolaget LM Ericsson ADR	11,674,000	110,903
*	Flex Ltd.	10,119,300	96,842
	ASML Holding NV	438,200	91,115
*	Adobe Inc.	292,200	86,097
	Intuit Inc.	325,000	84,932
*	Micron Technology Inc.	1,757,400	67,818
	Applied Materials Inc.	1,458,500	65,501
	Analog Devices Inc.	559,300	63,128
*	PayPal Holdings Inc.	439,400	50,294
	NVIDIA Corp.	279,400	45,886
*	Keysight Technologies Inc.	498,100	44,734
	Corning Inc.	1,328,800	44,156
	Micro Focus International plc ADR	1,527,057	39,994
	Visa Inc. Class A	216,500	37,574
	Oracle Corp.	555,000	31,618
	DXC Technology Co.	411,675	22,704
	Apple Inc.	100,000	19,792
*,^ BlackBerry Ltd.		1,547,500	11,544
	Perspecta Inc.	207,738	4,863
	Western Digital Corp.	81,000	3,852
	Teradyne Inc.	52,000	2,491

Nokia Oyj ADR		234,000	1,172
			2,567,931
Materials (1.4%)
Albemarle Corp.		748,465	52,699
Linde plc		229,700	46,124
DuPont de Nemours Inc.		362,667	27,225
Dow Inc.		356,500	17,579
* Corteva Inc.		362,666	10,724
Greif Inc. Class B		33,000	1,441
			155,792
Total Common Stocks (Cost $5,594,696)			10,424,322
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
2,3 Vanguard Market Liquidity Fund (Cost $369,389)	2.499%	3,693,833	369,457
Total Investments (100.1%) (Cost $5,964,085)			10,793,779
Other Assets and Liabilities-Net (-0.1%)3			(11,148)
Net Assets (100%)			10,782,631

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,246,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of this security represented 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $22,749,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,846,550	577,772	—
Temporary Cash Investments	369,457	—	—
Total	10,216,007	577,772	—